Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Transfer fees
Additional fees payable, first team squad	£ 126,793,000
Additional fees payable, other	14,304,000
Additional fees payable	141,097,000	£ 112,372,000	£ 122,604,000
Probable effect of contingent assets	0	£ 0	£ 0
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	83,369,000
Additional fees payable, other	13,222,000
Additional fees payable	96,591,000
International appearances
Transfer fees
Additional fees payable, first team squad	10,444,000
Additional fees payable, other	1,082,000
Additional fees payable	11,526,000
Awards
Transfer fees
Additional fees payable, first team squad	32,980,000
Additional fees payable	£ 32,980,000